Note H - Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note H - Goodwill and Other Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets	$ 1,179,000	$ 869,000	$ 955,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	1,200,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	1,200,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	1,200,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	1,200,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	1,200,000
Customer Relationships [Member]
Note H - Goodwill and Other Intangible Assets (Details) [Line Items]
Finite-lived Intangible Assets Acquired		3,100,000
Technology And Drawings [Member]
Note H - Goodwill and Other Intangible Assets (Details) [Line Items]
Finite-lived Intangible Assets Acquired		1,200,000
Trade Names And Trade Marks [Member]
Note H - Goodwill and Other Intangible Assets (Details) [Line Items]
Finite-lived Intangible Assets Acquired		612,000
Goodwill [Member]
Note H - Goodwill and Other Intangible Assets (Details) [Line Items]
Finite-lived Intangible Assets Acquired		$ 2,800,000